Income Taxes - Effective Income Tax Rate and Amount Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal income tax provision at statutory rate	$ (43.2)	$ (25.8)	$ (31.1)
State tax provision, net of federal benefit	(1.9)	(2.0)	(6.2)
Tax exempt interest	(0.5)	(0.4)	(1.2)
48C investment tax credit	0.0	0.0	(1.5)
(Decrease) increase in tax reserve	(0.3)	0.5	0.1
Research and development credits	(3.3)	(2.8)	(1.1)
Foreign tax credit	(0.3)	(0.4)	(39.2)
Increase (decrease) in valuation allowance	50.3	4.3	(29.4)
Partial extinguishment of convertible notes	(6.0)	0.0	0.0
Stock-based compensation	2.1	0.7	8.3
Statutory rate differences	1.2	6.0	(2.0)
Foreign earnings taxed in U.S.	0.3	0.4	51.9
Foreign currency fluctuations	0.0	0.0	(0.3)
Other foreign adjustments	0.3	(0.1)	(0.1)
Net operating loss carryback	(7.2)	0.0	(0.1)
Provision to return adjustments	(1.3)	11.8	0.0
Tax on distributable foreign earnings	0.0	0.0	4.0
Impact of rate changes	0.8	2.7	11.2
Expiration of state credits	0.9	1.2	1.3
Other	0.1	(0.5)	0.2
Income tax benefit	$ (8.0)	$ (4.4)	$ (35.2)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal income tax provision at statutory rate	21.00%	21.00%	28.00%
State tax provision, net of federal benefit	1.00%	2.00%	6.00%
Tax exempt interest	0.00%	0.00%	1.00%
48C investment tax credit	0.00%	0.00%	1.00%
(Decrease) increase in tax reserve	0.00%	0.00%	0.00%
Research and development credits	2.00%	2.00%	1.00%
Foreign tax credit	0.00%	0.00%	36.00%
Increase (decrease) in valuation allowance	(25.00%)	(4.00%)	27.00%
Partial extinguishment of convertible notes	3.00%	0.00%	0.00%
Stock-based compensation	(1.00%)	(1.00%)	(8.00%)
Statutory rate differences	(1.00%)	(5.00%)	2.00%
Foreign earnings taxed in U.S.	0.00%	0.00%	(47.00%)
Foreign currency fluctuations	0.00%	0.00%	0.00%
Other foreign adjustments	0.00%	0.00%	0.00%
Net operating loss carryback	4.00%	0.00%	0.00%
Provision to return adjustments	1.00%	(10.00%)	0.00%
Tax on distributable foreign earnings	0.00%	0.00%	(4.00%)
Impact of rate changes	0.00%	(2.00%)	(10.00%)
Expiration of state credits	0.00%	(1.00%)	(1.00%)
Other	0.00%	0.00%	0.00%
Income tax benefit	4.00%	4.00%	32.00%